Marketable debt securities - Bonds and Debentures by Currency (Details) - Marketable debt securities - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable debt securities
Financial liabilities	€ 217,966	€ 228,869	€ 226,160
Bonds and debentures
Marketable debt securities
Financial liabilities	176,719	183,278	182,073	€ 178,710
Bonds and debentures | Euro
Marketable debt securities
Financial liabilities	83,321	77,231	88,922
Outstanding issue amount in foreign currency	€ 83,321
Annual interest rate (as a percent)	1.51%
Bonds and debentures | U.S. dollar
Marketable debt securities
Financial liabilities	€ 48,688	48,134	46,463
Outstanding issue amount in foreign currency	€ 56,841
Annual interest rate (as a percent)	2.67%
Bonds and debentures | Pound sterling
Marketable debt securities
Financial liabilities	€ 13,279	15,098	16,757
Outstanding issue amount in foreign currency	€ 11,181
Annual interest rate (as a percent)	2.69%
Bonds and debentures | Brazilian real
Marketable debt securities
Financial liabilities	€ 17,309	27,152	19,125
Outstanding issue amount in foreign currency	€ 62,592
Annual interest rate (as a percent)	8.14%
Bonds and debentures | Hong Kong dollars
Marketable debt securities
Financial liabilities		40	74
Bonds and debentures | Chilean peso
Marketable debt securities
Financial liabilities	€ 5,876	6,592	3,634
Outstanding issue amount in foreign currency	€ 4,180,799
Annual interest rate (as a percent)	4.54%
Bonds and debentures | Other currencies
Marketable debt securities
Financial liabilities	€ 8,246	€ 9,030	€ 7,098